S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 22, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

	Interest in Securities	Other Compensation
Sponsor

The Sponsor paid $25,000 to cover certain pre-IPO expenses, in exchange for the issuance of the SVII Founder Shares, or approximately $0.004 per share, and subsequently transferred 40,000 SVII Founder Shares to each of SVII’s independent directors. In connection with the closing of the IPO, the Sponsor purchased the SVII Private Warrants for an aggregate purchase price of $13,350,000. At the Closing, pursuant to the Sponsor Support Agreement, the Sponsor will forfeit an amount of shares of New Eagle Common Stock and New Eagle Warrants such that the Sponsor will hold (i) 3,100,000 shares of New Eagle Common Stock (inclusive of shares representing the aggregate 120,000 SVII Founder Shares transferred to SVII’s independent directors as noted above and an aggregate of 691,666 SVII Founder Shares to be transferred to the NRA Investors in connection with the Closing) and (ii) 8,500,000 New Eagle Warrants (including 1,500,000 New Eagle Warrants to be received upon conversion of the Contributions pursuant to the Extension Promissory Note).

SVII has agreed to reimburse the Sponsor for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with activities on SVII’s behalf. As of June 30, 2025, SVII has not reimbursed the Sponsor for any out-of-pocket expenses.

	Interest in Securities	Other Compensation

In connection with the approval of the First SVII Articles Amendment, SVII and the Sponsor entered into the Extension Promissory Note, pursuant to which the Sponsor made Contributions of $1,500,000 to the Trust Account. Such Contributions are anticipated to be converted into 1,500,000 New Eagle Private Warrants in connection with the consummation of the Transaction.

SVII Directors and Officers	In February 2021, the Sponsor transferred 40,000 SVII Founder Shares to each of SVII’s independent directors.

SVII has agreed to reimburse its directors and officers for any out-of-pocket expenses incurred in connection with activities on SVII’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by its directors and officers in connection with activities on SVII’s behalf. As of June 30, 2025, SVII has not reimbursed its directors and officers for any out-of-pocket expenses.

NRA Investors

Pursuant to the Non-Redemption Agreements, the Sponsor is obligated transfer, or forfeit and cause the issuance of, an aggregate of 691,666 shares of New Eagle Common Stock to the NRA Investors at the Closing.

None

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Redemption Rights

Pursuant to the SVII Articles, any holders of SVII Public Shares may demand that such shares be redeemed in exchange for a pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Transaction, including interest earned on the funds held in the Trust Account and not previously released to SVII to pay its taxes (if any), upon the consummation of the Transaction. Holders of SVII Public Shares are not required to vote on any of the Proposals to be presented at the Extraordinary General Meeting in order to demand redemption of their SVII Public Shares. If demand is properly made and the Transaction is consummated, these shares, immediately prior to the Closing, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Transaction, including interest earned on the funds held in the Trust Account and not previously released to SVII to pay its taxes (if any), upon the consummation of the Transaction. For illustrative purposes, based on funds in the Trust Account of approximately $26.1 million on June 30, 2025, the estimated per share redemption price would have been approximately $11.79.

Notwithstanding the foregoing, a SVII Public Shareholder, together with any of his, her or its affiliates or any other person with whom he, she or it is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming his, her or its shares with respect to more than an aggregate of 15% of the SVII Public Shares without SVII’s prior consent.

Redemption rights are not available to holders of SVII Rights or SVII Warrants in connection with the Transaction. The SVII Initial Shareholders and SVII’s directors and officers have agreed to waive their redemption rights with respect to their SVII Founder Shares and any SVII Public Shares they may hold in connection with the completion of the Transaction. The SVII Founder Shares will be excluded from the pro rata calculation used to determine the per-share redemption price.

In order to exercise your redemption rights with respect to all or a portion of your SVII Public Shares, you must, prior to 5:00 p.m., Eastern time, on                , 2025 (two business days before the Extraordinary General Meeting):

●	(a) hold SVII Public Shares or (b) hold SVII Public Shares through SVII Units and elect to separate your SVII Units into the underlying SVII Public Shares, SVII Rights and SVII Public Warrants prior to exercising your redemption rights with respect to such SVII Public Shares.
●	Submit a request in writing that SVII redeem all or such portion of your SVII Public Shares for cash to Continental, SVII’s transfer agent, at the following address:

Continental Stock Transfer & Trust Company

1 State Street, 30th Floor

New York, New York 10004

Attention: SPAC Redemption Team

E-mail: spacredemptions@continentalstock.com

●	Tender or deliver your SVII Public Shares (and share certificates (if any) and other redemption forms) either physically or electronically through DTC to SVII’s transfer agent.

Therefore, the election to exercise redemption rights with respect to all or a portion of your SVII Public Shares would occur prior to the Redomicile. For the purposes of the SVII Articles, the exercise of redemption rights with respect to SVII Public Shares will be treated as an election to have the shares of New Eagle Common Stock received in exchange for such SVII Public Shares, pursuant to the Redomicile, redeemed for cash and references in this proxy statement/prospectus to “redemption” or “redeeming” will be interpreted accordingly. Following the Redomicile and in connection with the Closing, New Eagle will satisfy the exercise of redemption rights by redeeming the corresponding shares of New Eagle Common Stock issued to the SVII Public Shareholders that validly exercised their redemption rights with respect to SVII Public Shares.

SVII requests that any requests for redemption include the identity as to the beneficial owner making such request. Electronic delivery of your SVII Public Shares generally will be faster than delivery of physical share certificates.

A physical share certificate will not be needed if your shares are delivered to SVII’s transfer agent electronically. In order to obtain a physical share certificate, a shareholder’s broker and/or clearing broker, DTC and SVII’s transfer agent will need to act to facilitate the request. SVII Public Shareholders seeking to exercise their redemption rights and opting to deliver physical certificates should allot sufficient time to obtain physical certificates from the transfer agent. It is SVII’s understanding that shareholders should generally allot at least one week to obtain physical certificates from its transfer agent. However, SVII does not have any control over this process and it may take longer than one week. If it takes longer than anticipated to obtain a physical certificate, SVII Public Shareholders who wish to redeem their SVII Public Shares may be unable to obtain physical certificates by the deadline for exercising their redemption rights and thus will be unable to redeem their SVII Public Shares. SVII Public Shareholders who hold their SVII Public Shares in street name will have to coordinate with their bank, broker or other nominee to have such shares certificated or delivered electronically. If you do not submit a written request and deliver your SVII Public Shares as described above, such shares will not be redeemed.

Any demand for redemption, once made, may be withdrawn at any time until the deadline for exercising redemption requests and, thereafter, with SVII’s consent. If you delivered your SVII Public Shares for redemption to SVII’s transfer agent and decide within the required timeframe not to exercise your redemption rights, you may request that SVII’s transfer agent return the shares (physically or electronically). You may make such request by contacting SVII’s transfer agent at the phone number or address listed above.

Prior to exercising redemption rights, SVII Public Shareholders should verify the market price of their SVII Public Shares as they may receive higher proceeds from the sale of their SVII Public Shares in the public market than from exercising their redemption rights if the market price per share is higher than the redemption price. SVII cannot assure you that you will be able to sell your SVII Public Shares in the open market, even if the market price per share is higher than the redemption price stated above, as there may not be sufficient liquidity in the SVII Class A Ordinary Shares when you wish to sell your shares.

If you exercise your redemption rights with respect to your SVII Public Shares, such SVII Public Shares will cease to be outstanding immediately prior to the Closing and will only represent the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account. You will no longer own those shares. You will be entitled to receive cash for these shares only if you properly demand redemption. Each redemption of SVII Public Shares by the SVII Public Shareholders will decrease the amount in the Trust Account.

If the Transaction is not approved and SVII does not consummate an initial business combination by October 17, 2025, or such later date as may be approved by SVII shareholders, it will be required to dissolve and liquidate, and the SVII Rights and SVII Warrants will expire worthless.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Any shares of New Eagle Common Stock, or any securities convertible into or exercisable or exchangeable for shares of New Eagle Common Stock, held immediately after the Merger Effective Time	180 days after the Closing Date	The Sponsor and certain other New Eagle Stockholders

Transfers are permitted (a) in the case of an entity, (A) to another entity that is an affiliate of the holder, or to any investment fund or other entity controlling, controlled by, managing or managed by or under common control with the holder or affiliates of the holder or who shares a common investment advisor with the holder or (B) as part of a distribution to members, partners or shareholders of the holder; (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers by operation of law or pursuant to a court order, such as a qualified domestic relations order, divorce decree or separation agreement; (e) in the case of an individual, transfers to a partnership, limited liability company or other entity of which the holder and/or the immediate family (as defined below) of the holder are the legal and beneficial owner of all of the outstanding equity securities or similar interests; (f) in the case of an entity that is a trust, transfers to a trustor or beneficiary of the trust or to the estate of a beneficiary of such trust; (g) in the case of an entity, transfers by virtue of the laws of the state of the entity’s organization and the entity’s organizational documents upon dissolution of the entity; (h) transactions relating to shares of New Eagle Common Stock or other securities convertible into or exercisable or exchangeable for shares of New Eagle Common Stock acquired in open market transactions after the Merger Effective Time, provided, that no such transaction is required to be, or is, publicly announced during the lock-up period; (i) the exercise of stock options or warrants to purchase shares of New Eagle Common Stock or the settlement of stock or unit appreciation rights that are based on, and settled with, New Eagle Common Stock or the vesting of stock awards of New Eagle Common Stock and any related transfer of shares of New Eagle Common Stock to New Eagle in connection therewith (A) deemed to occur upon the

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

“cashless” or “net” exercise of such options or warrants or (B) for the purpose of paying the exercise price of such options or warrants or for paying taxes due as a result of the exercise of such options or warrants, the vesting of such options, warrants or stock awards, or as a result of the vesting of such shares of New Eagle Common Stock, it being understood that all shares of New Eagle Common Stock received upon such exercise, vesting, settlement or transfer will remain subject to the restrictions of the Lock-Up Agreement during the lock-up period; (j) transfers to New Eagle pursuant to any contractual arrangement in effect at the Merger Effective Time that provides for the repurchase by New Eagle or forfeiture of shares of New Eagle Common Stock or other securities convertible into or exercisable or exchangeable for shares of New Eagle Common Stock in connection with the termination of the holder’s service to New Eagle; (k) the entry, by the holder, at any time after the Merger Effective Time, of any trading plan providing for the sale of shares of New Eagle Common Stock by the holder, which trading plan meets the requirements of Rule 10b5-1(c) under the Exchange Act; provided, however, that such plan does not provide for, or permit, the sale of any shares of New Eagle Common Stock during the lock-up period and no public announcement or filing is voluntarily made or required regarding such plan during the lock-up period; (l) transactions in the event of completion of a liquidation, merger, stock exchange or other similar transaction which results in all of New Eagle’s securityholders having the right to exchange their shares of New Eagle Common Stock for cash, securities or other property; and (m) transactions to satisfy any U.S. federal, state, or local income tax obligations of the holder (or its direct or indirect owners) arising from a change in the Code, or the Treasury Regulations promulgated thereunder, after the date on which the Merger Agreement was executed by the parties, and such change prevents the Merger from qualifying as a “reorganization” pursuant to Section 368 of the Code (and the Merger does not qualify for similar tax-free treatment pursuant to any successor or other provision of the Code or Regulations taking into account such changes), in each case solely and to the extent necessary to cover any tax liability as a direct result of the transaction.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Shares of New Eagle Common Stock issued in exchange for the SVII Founder Shares

Until the earliest of (A) one year after the completion of the Transaction and (B) subsequent to the Transaction, (x) if the closing price of the shares of New Eagle Common Stock equals or exceeds $12.00 per share (as adjusted for stock sub-divisions, stock capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 120 days after the Transaction, or (y) the date on which New Eagle completes a liquidation, merger, stock exchange or other similar transaction that results in all of the New Eagle Stockholders having the right to exchange their shares of New Eagle Common Stock for cash, securities or other property.

SVII directors and officers; NRA Investors

Transfers are permitted (a) to SVII’s officers or directors, any affiliate or family member of any of SVII’s officers or directors, any members or partners of the Sponsor or their affiliates, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (g) to SVII for no value for cancellation in connection with the consummation of an initial business combination, (h) in the event of the SVII’s liquidation prior to the completion of a business combination; or (i) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of the SVII Public Shareholders having the right to exchange their SVII Ordinary Shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Christopher Sorrells	Spring Valley III	SPAC	Chairman and CEO
Robert Kaplan	Arkay Management, Inc.	Management/Consulting	Founder
	Spring Valley III	SPAC	Chief Operating Officer and Head of Business Development
David Buzby	Wondrwall Holdco Ltd.	Software	Chairman
	Stem, Inc.	Energy Storage/Grid Services	Chairman
Richard Thompson	Sumeru Equity Partners	Private Equity	Strategic Advisor
David Levinson	Pearl Energy Investment Management, LLC(1)	Private Equity	Managing Director and Chief Operating Officer
Kevin Pohler	Pearl Energy Investment Management, LLC(1)	Private Equity	Partner
Sharon Youngblood	The World Wildlife Fund	Conservation	Director
(1)	Includes certain of its funds and other affiliates.